Provisions - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions, beginning	$ 474.0
Provisions, ending	462.4	$ 474.0
Closure and decommissioning
Disclosure of other provisions [line items]
Provisions, beginning	447.1	296.2
Increase from Acquisition	0.0	244.0
Dispositions (Note 9)	(89.2)	(129.9)
Revisions in estimates and obligations	74.2	29.9
Expenditures	(25.1)	(27.3)
Accretion expense (Note 25)	31.3	34.2
Provisions, ending	438.3	447.1
Litigation
Disclosure of other provisions [line items]
Provisions, beginning	10.5
Increase from Acquisition	0.0	34.6
Dispositions (Note 9)	(1.3)	(18.2)
Provisions, ending	$ 25.4	$ 10.5